Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 189	$ 202
Cost of goods sold	113	119
Selling, general and administrative expenses	36	39
Trade receivables	22		$ 14
Trade payables	120		136
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	177	198
Cost of goods sold	102	$ 95
Trade receivables	120		72
Trade payables	$ 147		$ 156